[DECHERT LLP LETTERHEAD]

February 29, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy of Post-Effective Amendment No. 144 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains one prospectus and one Statement of Additional Information relating to Hartford Environmental Opportunities Fund, a new series of the Company.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective immediately. No fees are required in connection with this filing.

The undersigned hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the Securities Act. Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning the Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:	Alice A. Pellegrino
John V. O’Hanlon